UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2017

*	This Form N-Q pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2017

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)
Bonds - 85.4%
Angola - 0.3%
Republic of Angola, 9.5%, 11/12/2025 (n)		$5,711,000	$5,980,902
Republic of Angola, 9.5%, 11/12/2025		13,549,000	14,189,326

			$20,170,228
Argentina - 7.7%
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027 (n)		$8,770,000	$9,256,735
Buenos Aires Province, 6.5%, 2/15/2023 (n)		84,000	86,663
Buenos Aires Province, 7.875%, 6/15/2027 (n)		9,151,000	9,553,003
Genneia S.A., 8.75%, 1/20/2022		2,295,000	2,461,388
Genneia S.A., 8.75%, 1/20/2022 (n)		8,645,000	9,271,763
Province of Cordoba, 7.125%, 6/10/2021		300,000	318,171
Province of Cordoba, 7.125%, 6/10/2021 (n)		10,645,000	11,289,768
Province of Cordoba, 7.45%, 9/01/2024 (n)		12,203,000	12,694,415
Province of Santa Fe, 7%, 3/23/2023 (n)		14,678,000	15,289,339
Province of Santa Fe, 6.9%, 11/01/2027		5,966,000	5,911,232
Province of Santa Fe, 6.9%, 11/01/2027 (n)		13,024,000	12,904,440
Republic of Argentina, 8.75%, 6/02/2017		33,634,000	33,802,170
Republic of Argentina, 6.25%, 4/22/2019		13,406,000	14,223,766
Republic of Argentina, 6.875%, 4/22/2021		21,057,000	23,036,358
Republic of Argentina, 5.625%, 1/26/2022		45,878,000	47,781,937
Republic of Argentina, 7.5%, 4/22/2026		18,914,000	20,720,287
Republic of Argentina, 6.875%, 1/26/2027		84,910,000	89,707,415
Republic of Argentina, 7.125%, 7/06/2036		67,440,000	68,249,280
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		59,723,000	39,715,795
Stoneway Capital Corp., 10%, 3/01/2027 (n)		13,784,000	14,473,200
YPF S.A., 8.5%, 3/23/2021		575,000	650,469
YPF S.A., 8.5%, 3/23/2021 (n)		6,016,000	6,805,600

			$448,203,194
Azerbaijan - 1.6%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$46,150,000	$50,933,448
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		6,000,000	5,942,208
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		34,743,000	37,609,298

			$94,484,954
Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/2021 (n)		$12,949,000	$13,936,361
Columbus International, Inc., 7.375%, 3/30/2021		1,200,000	1,291,500

			$15,227,861
Bermuda - 0.2%
Government of Bermuda, 4.854%, 2/06/2024		$6,104,000	$6,475,306
Government of Bermuda, 3.717%, 1/25/2027 (n)		6,447,000	6,277,895

			$12,753,201
Brazil - 3.9%
ESAL GmbH, 6.25%, 2/05/2023		$11,533,000	$11,691,579
Federative Republic of Brazil, 5%, 1/27/2045		12,202,000	11,058,063
Federative Republic of Brazil, 6%, 8/15/2022	BRL	27,131,610	8,812,586
Federative Republic of Brazil, 6%, 4/07/2026		$2,933,000	3,216,035
Federative Republic of Brazil, 7.125%, 1/20/2037		26,936,000	31,245,760
Federative Republic of Brazil, 5.625%, 1/07/2041		33,390,000	33,167,957
JBS Investments GmbH, 7.25%, 4/03/2024		1,837,000	1,921,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brazil - continued
Nota do Tesouro Nacional, 6%, 5/15/2021	BRL	33,535,733	$10,861,302
Nota do Tesouro Nacional, 6%, 5/15/2023	BRL	32,298,539	10,500,210
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/2022 (n)		$5,035,793	2,016,835
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		5,352,524	2,087,484
Petrobras Global Finance B.V., 8.375%, 5/23/2021		40,190,000	45,515,175
Petrobras Global Finance B.V., 4.375%, 5/20/2023		37,747,000	36,131,428
Petrobras Global Finance B.V., 7.375%, 1/17/2027		8,080,000	8,688,424
Raizen Fuels Finance S.A., 5.3%, 1/20/2027 (n)		8,612,000	8,904,894
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		3,285,000	3,646,350

			$229,466,043
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	8,154,000	$9,059,793

Canada - 0.5%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$8,303,000	$8,552,090
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)		20,257,000	20,662,140

			$29,214,230
Chile - 3.2%
Bonos de Tesoreria, 6.35%, 8/12/2028	PEN	44,901,000	$14,326,793
Cencosud S.A., 4.875%, 1/20/2023 (n)		$715,000	752,362
Cencosud S.A., 5.15%, 2/12/2025 (n)		5,444,000	5,744,670
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		12,436,000	13,276,798
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		10,851,000	11,160,129
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,567,000	2,709,488
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		7,733,000	8,031,027
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		4,635,000	4,813,631
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		14,441,000	14,159,112
Enel Americas S.A., 4%, 10/25/2026		9,516,000	9,456,525
Engie Energia Chile S.A., 5.625%, 1/15/2021		9,266,000	10,115,203
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		12,872,000	13,263,358
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		13,850,000	14,421,313
GNL Quintero S.A., 4.634%, 7/31/2029		21,165,000	22,038,056
Transelec S.A., 4.625%, 7/26/2023 (n)		9,696,000	10,257,221
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,497,491
Transelec S.A., 3.875%, 1/12/2029 (n)		6,336,000	6,193,440
VTR Finance B.V., 6.875%, 1/15/2024		11,925,000	12,670,313
VTR Finance B.V., 6.875%, 1/15/2024 (n)		8,723,000	9,268,188

			$188,155,118
China - 2.5%
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		$9,808,000	$10,073,807
CNOOC Finance (2013) Ltd., 3%, 5/09/2023		7,487,000	7,343,369
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/2025		7,573,000	7,539,088
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		9,381,000	9,792,997
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		7,913,000	8,033,225
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		7,655,000	7,936,903
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		5,474,000	5,431,724
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		8,253,000	8,598,570
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		5,604,000	5,959,462
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		5,961,000	6,308,157
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		24,514,000	24,411,531
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,845,000	3,011,200
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/2044 (n)		4,295,000	4,864,276

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
China - continued
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (z)	$34,510,000	$34,427,042

		$143,731,351
Colombia - 1.0%
Banco de Bogota S.A., 6.25%, 5/12/2026 (n)	$12,152,000	$12,944,310
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021	2,312,000	2,384,250
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)	1,049,000	1,081,781
Republic of Colombia, 6.125%, 1/18/2041	16,793,000	19,311,950
Republic of Colombia, 5%, 6/15/2045	23,368,000	23,601,680

		$59,323,971
Costa Rica - 0.2%
Republic of Costa Rica, 7%, 4/04/2044	$5,186,000	$5,352,159
Republic of Costa Rica, 7.158%, 3/12/2045	7,288,000	7,579,520

		$12,931,679
Cote d’Ivoire - 0.3%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032	$17,937,920	$17,202,465

Croatia - 0.7%
Hrvatska Elektroprivreda, 5.875%, 10/23/2022	$5,400,000	$5,794,200
Hrvatska Elektroprivreda, 5.875%, 10/23/2022 (n)	7,891,000	8,467,043
Republic of Croatia, 6%, 1/26/2024	4,959,000	5,520,359
Republic of Croatia, 6.625%, 7/14/2020	8,056,000	8,868,673
Republic of Croatia, 6.375%, 3/24/2021	6,350,000	7,023,545
Republic of Croatia, 5.5%, 4/04/2023	400,000	434,200
Republic of Croatia, 5.5%, 4/04/2023 (n)	2,972,000	3,226,106

		$39,334,126
Dominican Republic - 1.5%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	$1,400,000	$1,499,232
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)	8,034,000	8,603,450
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	13,099,000	13,453,066
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	4,700,000	4,827,041
Dominican Republic, 7.5%, 5/06/2021	10,777,000	11,962,470
Dominican Republic, 5.875%, 4/18/2024	6,472,000	6,893,586
Dominican Republic, 5.875%, 4/18/2024 (n)	1,808,000	1,925,773
Dominican Republic, 5.5%, 1/27/2025 (n)	8,441,000	8,750,363
Dominican Republic, 5.95%, 1/25/2027 (n)	11,369,000	11,900,387
Dominican Republic, 8.625%, 4/20/2027	14,447,000	17,231,370

		$87,046,738
Ecuador - 0.4%
Republic of Ecuador, 10.75%, 3/28/2022	$15,728,000	$17,064,880
Republic of Ecuador, 10.75%, 3/28/2022 (n)	2,197,000	2,383,745
Republic of Ecuador, 7.95%, 6/20/2024	3,862,000	3,688,210

		$23,136,835
Egypt - 0.8%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)	$25,094,000	$26,091,487
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)	16,578,000	18,041,009

		$44,132,496

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
El Salvador - 0.3%
Republic of El Salvador, 7.65%, 6/15/2035		$10,733,000	$9,767,030
Republic of El Salvador, 7.625%, 2/01/2041		7,705,000	6,915,238

			$16,682,268
Gabon - 0.4%
Gabonese Republic, 6.375%, 12/12/2024		$10,486,000	$10,268,416
Gabonese Republic, 6.375%, 12/12/2024 (n)		4,068,000	3,983,589
Gabonese Republic, 6.95%, 6/16/2025 (n)		2,136,000	2,114,811
Gabonese Republic, 6.95%, 6/16/2025		8,701,000	8,614,686

			$24,981,502
Ghana - 0.4%
Republic of Ghana, 10.75%, 10/14/2030		$21,804,000	$26,306,526

Guatemala - 0.9%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$16,981,000	$18,001,558
Comcel Trust, 6.875%, 2/06/2024 (n)		5,855,000	6,205,012
Energuate Trust, 5.875%, 5/03/2027 (z)		14,865,000	15,087,975
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		8,062,000	8,172,853
Industrial Senior Trust Co., 5.5%, 11/01/2022		650,000	658,938
Republic of Guatemala, 4.5%, 5/03/2026 (n)		6,673,000	6,760,416

			$54,886,752
Honduras - 0.1%
Republic of Honduras, 7.5%, 3/15/2024		$2,572,000	$2,850,110
Republic of Honduras, 6.25%, 1/19/2027 (n)		5,687,000	5,889,742

			$8,739,852
Hungary - 2.3%
Hungarian Development Bank, 6.25%, 10/21/2020		$15,207,000	$16,730,589
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	12,965,739
Hungarian Export-Import Bank PLC, 4%, 1/30/2020		8,648,000	8,872,156
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018		9,891,000	10,172,300
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)		1,540,000	1,583,798
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,564,862
Republic of Hungary, 6.25%, 1/29/2020		179,000	196,253
Republic of Hungary, 6.375%, 3/29/2021		15,784,000	17,835,920
Republic of Hungary, 5.375%, 2/21/2023		30,856,000	34,237,818
Republic of Hungary, 5.75%, 11/22/2023		20,292,000	23,082,150
Republic of Hungary, 7.625%, 3/29/2041		3,490,000	5,157,313

			$137,398,898
India - 2.9%
Adani Transmission Ltd., 4%, 8/03/2026 (n)		$12,177,000	$11,950,666
Bharti Airtel Ltd., 4.375%, 6/10/2025		10,151,000	10,188,591
Delhi International Airport, 6.125%, 10/31/2026 (n)		20,230,000	21,521,766
Export-Import Bank of India, 4%, 1/14/2023		22,367,000	23,188,764
Export-Import Bank of India, 3.375%, 8/05/2026		14,821,000	14,261,833
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		16,136,000	15,527,221
Government of India, 8.12%, 12/10/2020	INR	529,400,000	8,553,682
Government of India, 7.8%, 4/11/2021	INR	699,420,000	11,196,004
Greenko Dutch B.V., 8%, 8/01/2019 (n)		$13,107,000	13,748,194
NTPC Ltd., 7.375%, 8/10/2021	INR	10,000,000	156,181
NTPC Ltd., 4.375%, 11/26/2024		$8,055,000	8,386,383
NTPC Ltd., 4.25%, 2/26/2026		8,303,000	8,497,008
ONGC Videsh Ltd., 3.75%, 5/07/2023		7,600,000	7,732,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
India - continued
ONGC Videsh Ltd., 4.625%, 7/15/2024		$6,800,000	$7,169,600
ONGC Videsh Ltd., 3.75%, 7/27/2026		10,063,000	9,905,635

			$171,984,239
Indonesia - 8.7%
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		$14,333,000	$14,118,005
Pertamina PT, 6%, 5/03/2042		30,855,000	32,785,474
Pertamina PT, 5.625%, 5/20/2043		12,459,000	12,826,266
Pertamina PT, 5.625%, 5/20/2043 (n)		11,274,000	11,606,335
Pertamina PT, 6.45%, 5/30/2044		23,241,000	26,217,103
Pertamina PT, 6.45%, 5/30/2044 (n)		4,692,000	5,292,829
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		7,976,000	8,364,830
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024		10,753,000	11,277,209
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		11,337,000	12,074,767
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024		6,678,000	7,112,578
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		6,835,000	6,817,913
Republic of Indonesia, 4.875%, 5/05/2021 (n)		14,049,000	15,101,200
Republic of Indonesia, 3.7%, 1/08/2022 (n)		16,059,000	16,478,477
Republic of Indonesia, 3.75%, 4/25/2022		5,910,000	6,066,810
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,197,000	9,441,024
Republic of Indonesia, 7%, 5/15/2022	IDR	563,842,000,000	42,809,521
Republic of Indonesia, 3.375%, 4/15/2023		$23,702,000	23,737,695
Republic of Indonesia, 3.375%, 4/15/2023 (n)		247,000	247,372
Republic of Indonesia, 5.375%, 10/17/2023		7,580,000	8,438,602
Republic of Indonesia, 5.375%, 10/17/2023 (n)		17,442,000	19,417,690
Republic of Indonesia, 5.875%, 1/15/2024		15,241,000	17,369,832
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,801,598
Republic of Indonesia, 4.125%, 1/15/2025		28,716,000	29,580,294
Republic of Indonesia, 4.125%, 1/15/2025 (n)		7,555,000	7,782,390
Republic of Indonesia, 4.75%, 1/08/2026 (n)		17,941,000	19,220,175
Republic of Indonesia, 4.75%, 1/08/2026		31,784,000	34,050,167
Republic of Indonesia, 4.35%, 1/08/2027 (n)		29,870,000	31,169,166
Republic of Indonesia, 8.5%, 10/12/2035		5,163,000	7,399,018
Republic of Indonesia, 5.25%, 1/17/2042		11,924,000	12,850,077
Republic of Indonesia, 4.625%, 4/15/2043		12,003,000	12,198,217
Republic of Indonesia, 6.75%, 1/15/2044 (n)		5,379,000	6,902,510
Republic of Indonesia, 5.125%, 1/15/2045 (n)		10,237,000	10,862,552
Republic of Indonesia, 5.125%, 1/15/2045		1,600,000	1,697,771
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (z)		23,541,000	23,601,547

			$511,717,014
Ireland - 0.2%
Borets Finance Ltd., 6.5%, 4/07/2022 (n)		$9,042,000	$9,358,470

Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 9/30/2020		$6,671,000	$6,103,965
Digicel Group Ltd., 6%, 4/15/2021 (n)		2,538,000	2,411,100
Digicel Group Ltd., 7.125%, 4/01/2022		10,029,000	8,414,331
Digicel Group Ltd., 6.75%, 3/01/2023		4,842,000	4,599,900
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,653,000	1,570,350
Government of Jamaica, 8%, 3/15/2039		6,698,000	7,782,808
Government of Jamaica, 7.875%, 7/28/2045		5,312,000	6,155,758

			$37,038,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Jordan - 0.4%
Kingdom of Jordan, 6.125%, 1/29/2026	$8,572,000	$8,757,155
Kingdom of Jordan, 5.75%, 1/31/2027 (n)	13,583,000	13,417,559

		$22,174,714
Kazakhstan - 3.9%
Development Bank of Kazakhstan, 4.125%, 12/10/2022	$40,172,000	$39,928,959
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)	8,189,000	8,139,457
Halyk Savings Bank Kazak, 7.25%, 1/28/2021 (n)	998,000	1,090,910
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/2021	6,885,000	7,525,966
KazAgro National Management Holding, 4.625%, 5/24/2023	18,052,000	17,814,291
KazMunayGas National Co., 6.375%, 4/09/2021	7,702,000	8,455,132
KazMunayGas National Co., 4.75%, 4/19/2027 (n)	49,223,000	48,915,356
KazMunayGas National Co., 5.75%, 4/19/2047 (n)	28,745,000	28,029,250
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	249,000	271,749
Republic of Kazakhstan, 6.5%, 7/21/2045	14,135,000	16,808,494
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)	13,841,000	16,458,887
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	7,214,000	6,972,331
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)	25,835,000	24,969,528

		$225,380,310
Kenya - 0.5%
Republic of Kenya, 6.875%, 6/24/2024	$27,154,000	$27,498,856

Kuwait - 0.3%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026	$15,320,000	$15,589,509
State of Kuwait, 3.5%, 3/20/2027 (n)	200,000	204,520

		$15,794,029
Luxembourg - 0.5%
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)	$12,854,000	$13,393,868
SB Capital S.A., 5.125%, 10/29/2022	13,860,000	14,351,808

		$27,745,676
Malaysia - 0.3%
Petronas Capital Ltd., 3.5%, 3/18/2025 (n)	$10,568,000	$10,774,594
Petronas Capital Ltd., 3.5%, 3/18/2025	9,502,000	9,687,755

		$20,462,349
Mexico - 6.6%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)	$14,066,000	$13,819,845
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026 (n)	3,435,000	3,915,900
CEMEX S.A.B. de C.V., 7.75%, 4/16/2026	3,521,000	4,013,940
Comision Federal de Electricidad, 4.875%, 5/26/2021	4,200,000	4,425,750
Comision Federal de Electricidad, 4.875%, 5/26/2021 (n)	1,732,000	1,825,095
Comision Federal de Electricidad, 4.875%, 1/15/2024	5,455,000	5,652,744
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019	9,930,000	10,910,588
Elementia S.A. de C.V., 5.5%, 1/15/2025	7,377,000	7,487,655
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	5,790,000	5,876,850
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (d)(a)	11,858,000	3,103,585
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (d)(n)(a)	17,860,000	4,688,250
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)	16,279,000	16,767,370
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020	5,011,000	5,198,913
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)	9,139,000	9,481,713
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	10,565,000	10,921,569
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022	585,000	604,744

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mexico - continued
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025		$6,205,000	$6,152,552
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		4,664,000	4,624,577
Petroleos Mexicanos, 4.625%, 9/21/2023		5,692,000	5,725,014
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		10,692,000	11,574,090
Petroleos Mexicanos, 6.75%, 9/21/2047		8,820,000	8,963,766
Petroleos Mexicanos, FRN, 4.769%, 3/11/2022 (n)		20,730,000	22,515,890
Petroleos Mexicanos, FRN, 3.178%, 7/18/2018		15,288,000	15,471,456
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	282,770,000	14,462,010
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		$550,000	541,750
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		10,302,000	10,147,470
United Mexican States, 4.35%, 1/15/2047		10,113,000	9,379,808
United Mexican States, 4%, 10/02/2023		43,384,000	45,034,761
United Mexican States, 4.15%, 3/28/2027		23,206,000	23,854,608
United Mexican States, 7.5%, 6/03/2027	MXN	550,900,000	29,825,754
United Mexican States, 8.5%, 5/31/2029	MXN	401,890,000	23,350,513
United Mexican States, 7.75%, 5/29/2031	MXN	892,470,000	48,663,503

			$388,982,033
Mongolia - 0.5%
Republic of Mongolia, 8.75%, 3/09/2024 (n)		$19,166,000	$21,295,247
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		8,128,000	8,751,653
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020		1,200,000	1,292,075

			$31,338,975
Morocco - 0.9%
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		$20,324,000	$20,212,787
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025		7,331,000	7,290,885
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		18,120,000	19,614,900
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044		6,849,000	7,414,043

			$54,532,615
Namibia - 0.1%
Republic of Zambia, 5.375%, 9/20/2022		$4,262,000	$4,008,411

Nigeria - 0.2%
Afren PLC, 10.25%, 4/08/2019 (d)(a)		$390,334	$78
Afren PLC, 10.25%, 4/08/2019 (d)(n)(a)		7,872,069	1,574
Afren PLC, 6.625%, 12/09/2020 (d)(n)(a)		3,765,751	753
Republic of Nigeria, 7.875%, 2/16/2032		8,926,000	9,693,636

			$9,696,041
Panama - 0.6%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$12,829,000	$13,983,610
Autoridad del Canal de Panama, 4.95%, 7/29/2035		400,000	436,000
Panama Canal Railway Co., 7%, 11/01/2026		4,051,242	4,030,986
Panama Canal Railway Co., 7%, 11/01/2026 (n)		938,730	934,036
Republic of Panama, 8.875%, 9/30/2027		2,031,000	2,894,175
Republic of Panama, 9.375%, 4/01/2029		5,998,000	8,907,030
Republic of Panama, 6.7%, 1/26/2036		3,561,000	4,602,593

			$35,788,430
Paraguay - 1.9%
Republic of Paraguay, 4.625%, 1/25/2023		$13,807,000	$14,462,833
Republic of Paraguay, 4.625%, 1/25/2023 (n)		4,039,000	4,230,853
Republic of Paraguay, 5%, 4/15/2026 (n)		8,770,000	9,208,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Paraguay - continued
Republic of Paraguay, 4.7%, 3/27/2027 (n)		$12,319,000	$12,553,061
Republic of Paraguay, 6.1%, 8/11/2044		33,762,000	36,378,555
Republic of Paraguay, 6.1%, 8/11/2044 (n)		11,844,000	12,761,910
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		6,577,000	6,861,258
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,967,000	12,484,214

			$108,941,184
Peru - 2.6%
Bonos de Tesoreria, 8.2%, 8/12/2026	PEN	40,297,000	$14,715,179
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$200,000	214,460
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,251,710
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	2,012,588
El Fondo Mivivienda S.A., 3.5%, 1/31/2023		2,844,000	2,872,440
El Fondo Mivivienda S.A., 3.5%, 1/31/2023 (n)		2,464,000	2,488,640
El Fondo Mivivienda S.A., 7%, 2/14/2024	PEN	55,654,000	17,586,235
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		$17,810,000	18,322,038
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		2,047,865	2,334,567
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		124,665	142,119
Inkia Energy Ltd., 8.375%, 4/04/2021		15,664,000	16,165,248
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		9,477,000	9,844,234
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	11,112,400
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		6,100,000	6,517,850
Republic of Peru, 8.75%, 11/21/2033		2,974,000	4,550,220
San Miguel Industrias PET S.A., 7.75%, 11/06/2020		2,209,000	2,330,495
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		11,254,000	11,872,970
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		7,810,000	7,956,438
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		9,894,000	10,314,495
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		9,365,000	9,763,013

			$154,367,339
Poland - 0.6%
Republic of Poland, 5.125%, 4/21/2021		$3,323,000	$3,650,183
Republic of Poland, 5%, 3/23/2022		10,500,000	11,546,325
Republic of Poland, 4%, 1/22/2024		8,075,000	8,523,163
Republic of Poland, 3.25%, 4/06/2026		14,048,000	14,001,642

			$37,721,313
Qatar - 0.2%
State of Qatar, 4.625%, 6/02/2046		$8,424,000	$8,793,814

Romania - 0.4%
Republic of Romania, 2.375%, 4/19/2027 (n)	EUR	4,200,000	$4,550,170
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	5,992,000	6,854,091
Republic of Romania, 3.875%, 10/29/2035	EUR	9,342,000	10,686,067

			$22,090,328
Russia - 6.3%
Credit Bank of Moscow PJSC, 5.875%, 11/07/2021 (n)		$5,441,000	$5,658,640
Credit Bank of Moscow PJSC, 7.5% to 10/05/2022, FRN to 10/05/2027 (n)		19,015,000	19,215,570
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		17,267,000	17,392,082
Gaz Capital S.A., 4.95%, 2/06/2028		22,027,000	22,137,135
Gaz Capital S.A., 7.288%, 8/16/2037		19,479,000	23,123,949
Gazprom Neft, 4.375%, 9/19/2022		8,447,000	8,552,588
Polyus Gold International Ltd., 5.25%, 2/07/2023 (n)		10,988,000	11,207,760
Russian Federation, 5%, 4/29/2020		25,700,000	27,465,179

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Russia - continued
Russian Federation, 5%, 4/29/2020 (n)	$19,100,000	$20,411,864
Russian Federation, 4.5%, 4/04/2022	56,000,000	59,924,480
Russian Federation, 4.875%, 9/16/2023	23,800,000	25,798,724
Russian Federation, 4.875%, 9/16/2023 (n)	9,800,000	10,623,004
Russian Federation, 4.75%, 5/27/2026	57,800,000	60,996,918
Russian Federation, 5.625%, 4/04/2042	37,800,000	42,097,784
Russian Federation, 5.875%, 9/16/2043	8,200,000	9,471,000
Russian Federation, 5.875%, 9/16/2043 (n)	2,400,000	2,772,000

		$366,848,677
Serbia - 0.4%
Republic of Serbia, 6.75%, 11/01/2024	$21,212,478	$21,539,150

Singapore - 0.3%
BPRL International Singapore Pte. Ltd., 4.375%, 1/18/2027	$14,168,000	$14,632,314

South Africa - 0.4%
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	$15,638,000	$16,341,710
Republic of South Africa, 4.3%, 10/12/2028	10,420,000	9,827,560

		$26,169,270
Sri Lanka - 1.9%
Republic of Sri Lanka, 6.25%, 10/04/2020	$7,572,000	$8,022,837
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)	1,977,000	2,094,711
Republic of Sri Lanka, 6.25%, 7/27/2021	12,034,000	12,756,521
Republic of Sri Lanka, 5.875%, 7/25/2022	12,924,000	13,376,857
Republic of Sri Lanka, 6.125%, 6/03/2025	15,435,000	15,721,427
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)	1,078,000	1,134,689
Republic of Sri Lanka, 6.85%, 11/03/2025	26,278,000	27,659,881
Republic of Sri Lanka, 6.825%, 7/18/2026	21,350,000	22,419,507
Republic of Sri Lanka, 6.825%, 7/18/2026 (n)	5,904,000	6,199,755

		$109,386,185
Supranational - 0.2%
West African Development Bank, 5.5%, 5/06/2021 (n)	$11,026,000	$11,716,889

Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$17,794,000	$18,149,880

Turkey - 5.5%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019	$6,350,000	$6,632,766
Export Credit Bank of Turkey A.S., 5%, 9/23/2021	10,774,000	10,908,675
Republic of Turkey, 7.5%, 11/07/2019	16,475,000	18,143,918
Republic of Turkey, 7%, 6/05/2020	23,358,000	25,700,807
Republic of Turkey, 5.625%, 3/30/2021	15,593,000	16,524,526
Republic of Turkey, 5.125%, 3/25/2022	8,876,000	9,191,844
Republic of Turkey, 6.25%, 9/26/2022	9,472,000	10,292,389
Republic of Turkey, 3.25%, 3/23/2023	22,595,000	21,194,110
Republic of Turkey, 5.75%, 3/22/2024	25,938,000	27,510,258
Republic of Turkey, 7.375%, 2/05/2025	25,170,000	29,199,969
Republic of Turkey, 4.25%, 4/14/2026	25,672,000	24,387,527
Republic of Turkey, 4.875%, 10/09/2026	33,763,000	33,425,370
Republic of Turkey, 6%, 3/25/2027	28,352,000	30,336,640
Republic of Turkey, 6.875%, 3/17/2036	7,552,000	8,558,304
Republic of Turkey, 7.25%, 3/05/2038	99,000	117,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 6.75%, 5/30/2040	$4,827,000	$5,435,299
Republic of Turkey, 6.625%, 2/17/2045	41,131,000	46,095,347

		$323,654,901
Ukraine - 3.8%
Government of Ukraine, 7.75%, 9/01/2019 (n)	$1,326,000	$1,352,573
Government of Ukraine, 7.75%, 9/01/2019	9,295,000	9,481,272
Government of Ukraine, 7.75%, 9/01/2020 (n)	786,000	791,926
Government of Ukraine, 7.75%, 9/01/2020	32,358,000	32,601,979
Government of Ukraine, 7.75%, 9/01/2021	48,056,000	47,907,988
Government of Ukraine, 7.75%, 9/01/2022	39,165,000	38,197,233
Government of Ukraine, 7.75%, 9/01/2022 (n)	4,253,000	4,147,908
Government of Ukraine, 7.75%, 9/01/2023	14,717,000	14,212,207
Government of Ukraine, 7.75%, 9/01/2024	14,339,000	13,645,853
Government of Ukraine, 7.75%, 9/01/2025	10,889,000	10,328,217
Government of Ukraine, 7.75%, 9/01/2026	6,000,000	5,617,200
Government of Ukraine, 7.75%, 9/01/2027	5,580,000	5,231,250
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	14,234,000	14,219,054
JSC State Savings Bank of Ukraine, FRN, 9.375%, 3/10/2023	11,658,000	11,862,015
State Export-Import Bank of Ukraine, 9.75%, 1/22/2025	11,707,000	11,677,733

		$221,274,408
United Kingdom - 0.4%
Biz Finance PLC, 9.625%, 4/27/2022	$9,691,000	$9,850,882
Marb Bondco PLC, 7%, 3/15/2024 (n)	15,230,000	15,400,576

		$25,251,458
Uruguay - 0.5%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	$12,135,000	$11,983,313
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	6,243,000	6,164,963
Oriental Republic of Uruguay, 4.375%, 10/27/2027	7,883,716	8,277,902
Oriental Republic of Uruguay, 5.1%, 6/18/2050	58,000	57,710

		$26,483,888
Venezuela - 2.3%
Petroleos de Venezuela S.A., 6%, 11/15/2026	$37,832,000	$14,432,908
Petroleos de Venezuela S.A., 5.375%, 4/12/2027	44,840,000	17,106,460
Petroleos de Venezuela S.A., 6%, 5/16/2024	36,970,200	14,615,429
Republic of Venezuela, 7.65%, 4/21/2025	16,615,000	7,671,146
Republic of Venezuela, 9.25%, 9/15/2027	52,930,000	28,254,034
Republic of Venezuela, 7%, 3/31/2038	119,034,500	53,767,884

		$135,847,861
Zambia - 0.5%
Republic of Zambia, 8.5%, 4/14/2024	$11,293,000	$11,859,909
Republic of Zambia, 8.97%, 7/30/2027	17,325,000	18,497,903

		$30,357,812
Total Bonds		$4,999,297,126

Common Stocks - 0.1%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp.	127,174	$3,747,831

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number/ Par Amount of Contracts	Value ($)
Call Options Purchased - 0.0%
USD Currency - June 2017 @ EUR 0.957	$57,892,000	$43,477

Put Options Purchased - 0.0%
iShares MSCI Emerging Markets ETF - September 2017 @ $34	14,700	$455,700
USD Currency - June 2017 @ EUR 0.913	$56,958,000	576,358
U.S. Treasury Note 10 year Long Futures - May 2017 @ $124	463	43,406
Total Put Options Purchased		$1,075,464
Issuer	Shares/Par
Money Market Funds - 14.2%
MFS Institutional Money Market Portfolio, 0.78% (v)	829,723,916	$829,723,916
Total Investments		$5,833,887,814

Other Assets, Less Liabilities - 0.3%		15,320,189
Net Assets - 100.0%		$5,849,208,003

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,532,554,450 representing 26.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Energuate Trust, 5.875%, 5/03/2027	4/27/17	$14,914,105	$15,087,975
Saka Energi Indonesia PT, 4.45%, 5/05/2024	4/26/17	23,541,000	23,601,547
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027	4/26/17	34,489,639	34,427,042
Total Restricted Securities			$73,116,564
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentinian Peso
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Portfolio of Investments (unaudited) – continued

PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/17

Forward Foreign Currency Exchange Contracts at 4/30/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	ARS	BNP Paribas S.A.	126,606,000	5/09/17	$7,748,225	$8,200,595	$452,370
SELL	BRL	JPMorgan Chase Bank N.A.	40,289,000	6/02/17	12,746,053	12,598,398	147,655
SELL	BRL	Morgan Stanley Capital Services, Inc.	57,340,039	6/02/17	18,094,334	17,930,270	164,064
SELL	CNH	HSBC Bank	41,546,000	11/14/17	5,961,972	5,936,760	25,212
SELL	CNH	JPMorgan Chase Bank N.A.	133,217,000	8/31/17-11/14/17	19,256,607	19,066,870	189,737
BUY	CZK	Deutsche Bank AG	148,430,000	7/31/17	6,037,962	6,058,592	20,630
BUY	CZK	JPMorgan Chase Bank N.A.	320,623,000	7/31/17	13,045,640	13,087,137	41,497
BUY	EUR	Barclays Bank PLC	1,607,838	6/09/17	1,724,230	1,754,570	30,340
BUY	EUR	Brown Brothers Harriman	432,004	6/09/17	459,211	471,429	12,218
BUY	EUR	Goldman Sachs International	1,646,833	6/09/17	1,767,223	1,797,124	29,901
BUY	IDR	JPMorgan Chase Bank N.A.	142,641,421,765	5/09/17	10,677,153	10,694,879	17,726
BUY	INR	Barclays Bank PLC	957,053,000	5/09/17	14,068,102	14,862,390	794,288
BUY	INR	Citibank N.A.	475,683,000	6/13/17	7,306,959	7,351,910	44,951
BUY	INR	JPMorgan Chase Bank N.A.	1,510,908,000	5/15/17-6/15/17	22,559,899	23,382,776	822,877
BUY	INR	Morgan Stanley Capital Services, Inc.	475,000,000	6/13/17	7,293,666	7,341,354	47,688
SELL	KRW	JPMorgan Chase Bank N.A.	13,001,613,000	5/15/17	11,531,364	11,427,289	104,075
BUY	MXN	Deutsche Bank AG	66,034,000	6/09/17	3,347,508	3,486,037	138,529
BUY	MXN	JPMorgan Chase Bank N.A.	399,331,000	6/09/17	20,693,440	21,081,299	387,859
BUY	MXN	Morgan Stanley Capital Services, Inc.	69,636,000	6/09/17	3,527,820	3,676,192	148,372
SELL	MXN	JPMorgan Chase Bank N.A.	567,113,000	6/09/17	30,081,199	29,938,769	142,430
SELL	MXN	Morgan Stanley Capital Services, Inc.	296,827,000	6/09/17	15,696,291	15,669,955	26,336
BUY	PEN	JPMorgan Chase Bank N.A.	422,846	5/31/17	128,799	129,916	1,117
BUY	PEN	Morgan Stanley Capital Services, Inc.	18,944,000	5/31/17	5,751,063	5,820,382	69,319
BUY	RUB	JPMorgan Chase Bank N.A.	1,403,901,949	5/10/17-7/10/17	24,282,658	24,426,151	143,493
BUY	RUB	Morgan Stanley Capital Services, Inc.	50,400,000	5/10/17	874,545	883,687	9,142
BUY	TRY	Goldman Sachs International	8,571,000	6/09/17	2,363,695	2,386,988	23,293
BUY	TRY	JPMorgan Chase Bank N.A.	394,678,000	6/09/17	107,237,569	109,916,166	2,678,597
BUY	TRY	Morgan Stanley Capital Services, Inc.	102,044,000	6/09/17	28,079,137	28,418,826	339,689
BUY	TRY	UBS AG	11,776,000	6/09/17	3,245,642	3,279,567	33,925
SELL	ZAR	Barclays Bank PLC	57,654,000	6/09/17	4,473,577	4,286,836	186,741
SELL	ZAR	Goldman Sachs International	24,465,000	6/09/17	1,895,799	1,819,084	76,715
SELL	ZAR	JPMorgan Chase Bank N.A.	454,066,738	6/09/17	35,072,781	33,761,922	1,310,859

							$8,661,645

Liability Derivatives
BUY	ARS	Morgan Stanley Capital Services, Inc.	49,217,000	6/19/17	$3,158,986	$3,125,881	$(33,105)
BUY	CNH	HSBC Bank	207,080,000	11/14/17-12/11/17	29,589,517	29,571,967	(17,550)
BUY	CNH	JPMorgan Chase Bank N.A.	42,775,000	8/31/17	6,151,048	6,143,065	(7,983)
SELL	CNH	JPMorgan Chase Bank N.A.	75,092,000	12/11/17	10,534,053	10,711,402	(177,349)
SELL	EUR	JPMorgan Chase Bank N.A.	62,709,770	6/09/17-7/31/17	67,015,964	68,472,568	(1,456,604)
SELL	IDR	JPMorgan Chase Bank N.A.	191,127,185,000	5/09/17	14,173,317	14,330,214	(156,897)
SELL	KRW	Barclays Bank PLC	6,800,898,000	7/14/17	5,977,235	5,981,283	(4,048)
BUY	MXN	Goldman Sachs International	800,000,000	6/09/17	42,760,937	42,233,233	(527,704)
SELL	MXN	JPMorgan Chase Bank N.A.	662,836,006	6/09/17	33,331,641	34,992,134	(1,660,493)
SELL	MXN	Merrill Lynch International Bank	207,407,000	6/09/17	10,935,813	10,949,335	(13,522)
SELL	PLN	JPMorgan Chase Bank N.A.	1,467,000	6/09/17	360,254	378,019	(17,765)
BUY	RUB	Barclays Bank PLC	232,768,000	5/10/17	4,103,172	4,081,233	(21,939)
BUY	RUB	Morgan Stanley Capital Services, Inc.	449,028,000	5/10/17	7,917,620	7,873,023	(44,597)
SELL	RUB	Barclays Bank PLC	80,376,000	5/10/17	1,403,825	1,409,271	(5,446)
SELL	RUB	JPMorgan Chase Bank N.A.	403,649,000	6/13/17	6,998,682	7,026,970	(28,288)
SELL	TRY	Barclays Bank PLC	19,296,000	6/09/17	5,223,525	5,373,855	(150,330)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	TRY	Goldman Sachs International	33,399,000	6/09/17	$8,989,641	$9,301,481	$(311,840)
SELL	TRY	JPMorgan Chase Bank N.A.	177,855,000	6/09/17	48,120,282	49,531,871	(1,411,589)
SELL	TRY	Morgan Stanley Capital Services, Inc.	42,320,000	6/09/17	11,438,735	11,785,942	(347,207)
BUY	ZAR	Goldman Sachs International	103,929,000	6/09/17	7,895,319	7,727,593	(167,726)
BUY	ZAR	JPMorgan Chase Bank N.A.	466,180,505	6/09/17	35,579,742	34,662,635	(917,107)
SELL	ZAR	Barclays Bank PLC	33,923,000	6/09/17	2,469,669	2,522,329	(52,660)

							$(7,531,749)

Futures Contracts at 4/30/2017

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	413	$63,176,094	June - 2017	$652,810
U.S. Treasury Ultra Note 10 yr (Long)	USD	402	54,452,156	June - 2017	263,924
U.S. Treasury Ultra Bond (Long)	USD	214	34,868,625	June - 2017	580,598

					$1,497,332

Liability Derivatives
U.S. Treasury Note 10 yr (Long)	USD	188	$23,635,125	June - 2017	$(138,745)
Euro-Oat 10 yr (Short)	EUR	92	15,016,301	June - 2017	(186,340)
Euro-Bund 10 yr (Short)	EUR	85	14,979,287	June - 2017	(33,518)

					$(358,603)

Swap Agreements at 4/30/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
6/20/22	USD	19,465,000	Barclays Bank PLC (a)	(1)	1.00% (fixed rate)	$947,162
6/20/22	USD	5,416,000	Goldman Sachs & Company (b)	(1)	1.00% (fixed rate)	263,541

						$1,210,703

Liability Derivatives
Credit Default Swap Agreements
6/20/22	USD	21,636,000	Barclays Bank PLC (c)	(2)	1.00% (fixed rate)	$(485,521)
6/20/22	USD	14,557,000	Barclays Bank PLC (d)	1.00% (fixed rate)	(3)	(349,110)
6/20/22	USD	14,060,000	Merrill Lynch International (e)	1.00% (fixed rate)	(3)	(337,191)

						$(1,171,822)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements at 4/30/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/27/22	MXN	589,464,000	Merrill Lynch International	TIIE (floating rate)	6.9013% (fixed rate)	$363,713
1/29/27	MXN	580,000,000	Merrill Lynch International	TIIE (floating rate)	6.8952% (fixed rate)	730,692
2/2/22	MXN	868,266,000	Merrill Lynch International	TIIE (floating rate)	6.8954% (fixed rate)	641,554

						$1,735,959

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Turkey, 11.875%, 1/15/30.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 4/16/19.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 1/15/30, a BBB- rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums paid by the fund amounted to $1,187,477.

(b)	Net unamortized premiums paid by the fund amounted to $330,407.

(c)	Net unamortized premiums received by the fund amounted to $546,104.

(d)	Net unamortized premiums received by the fund amounted to $482,931.

(e)	Net unamortized premiums received by the fund amounted to $466,443.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2017, the fund had cash collateral of $4,879,874 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,246,937	$—	$—	$4,246,937
Non-U.S. Sovereign Debt	—	4,118,578,941	—	4,118,578,941
Foreign Bonds	—	880,718,186	—	880,718,186
Purchased Currency Options	—	619,835	—	619,835
Mutual Funds	829,723,916	—	—	829,723,916
Total Investments	$833,970,852	$4,999,916,962	$—	$5,833,887,814

Other Financial Instruments
Futures Contracts – Assets	$1,497,332	$—	$—	$1,497,332
Futures Contracts – Liabilities	(358,603)	—	—	(358,603)
Swap Agreements – Assets	—	2,946,662	—	2,946,662
Swap Agreements – Liabilities	—	(1,171,822)	—	(1,171,822)
Forward Foreign Currency Exchange Contracts – Assets	—	8,661,644	—	8,661,644
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,531,749)	—	(7,531,749)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,727,577,154
Gross unrealized appreciation	196,230,834
Gross unrealized depreciation	(89,920,174)
Net unrealized appreciation (depreciation)	$106,310,660

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	473,987,749	1,971,474,985	(1,615,738,818)	829,723,916

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(35,598)	$—	$3,068,920	$829,723,916

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2017, are as follows:

United States	12.0%
Indonesia	8.9%
Mexico	8.7%
Argentina	7.8%
Russia	7.3%
Turkey	5.2%
Brazil	4.5%
Ukraine	4.0%
Kazakhstan	3.9%
Other Countries	37.7%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.